Taxes on Income (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2011	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income (Textual)
Effective corporate tax rate			23.00%	24.00%	25.00%
Loss carryforwards			$ 13,542
Withholding tax rate			4.00%
Income tax expense			$ 1,050	$ 300	$ 159
Statutory tax rate			23.00%	24.00%	25.00%
Cash and cash equivalents		$ 75,314	$ 87,126	$ 76,076	$ 75,314	$ 62,188
Capital gains tax rate, description			A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.
Provision for net deferred taxes			$ 428
Tax expenses			1,050	$ 300	$ 159
England [Member]
Taxes on Income (Textual)
Loss carryforwards			3,876
Industrial Companies [Member]
Taxes on Income (Textual)
Tax benefits, description				Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). The Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.
Non Israel Subsidiaries [Member]
Taxes on Income (Textual)
Cash and cash equivalents			$ 12,062
Minimum [Member]
Taxes on Income (Textual)
Effective corporate tax rate				21.00%	23.00%
Maximum [Member]
Taxes on Income (Textual)
Effective corporate tax rate				35.00%	24.00%
Tax Amendment [Member]
Taxes on Income (Textual)
Tax benefits, description			The Company's taxable income in Israel is entitled to a preferred 12% tax rate
Preferred Technology Enterprise [Member]
Taxes on Income (Textual)
Withholding tax rate				20.00%
Statutory tax rate		12.00%			25.00%
Tax benefits, description		Total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion.
Formula Telecom Solutions Ltd [Member]
Taxes on Income (Textual)
Loss carryforwards			$ 11,360
Economic Policy [Member]
Taxes on Income (Textual)
Tax benefits, description	According to the Amendment, a flat corporate tax rate of 16% was established for exporting industrial enterprises (over 25%).